UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      KiCap Management LP
           --------------------------------------------------
Address:   500 Newport Center Dr., Suite 820
           --------------------------------------------------
           Newport Beach, California  92660
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-10054
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Luc Huyghebaert
           --------------------------------------------------
Title:     Chief Operating Officer
           --------------------------------------------------
Phone:     011-44-207-590-5950
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Luc Huyghebaert          Mayfair, London, UK        05/16/05
     -----------------------   -------------------------    -----------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        38
                                               -------------

Form 13F Information Table Value Total:        $261,260,190
                                               -------------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name

     1             028-10053                   KiCap Management (UK) LP


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                                                      Form 13F INFORMATION TABLE

                                                                                                     FORM 13F INFORMATION TABLE
  COLUMN 1           COLUMN 2       COLUMN 3     COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- --------------------------
                                                  VALUE     SHRS/ OR  SH/ PUT/   INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS     CUSIP      (x$1000)   PRN   AMT PRN CALL   DISCRETION   MANAGERS   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- --------------------------

ALAMOSA HLDGS           COM           011589108   6719994   587926    SH                          1               587926
AMDOCS LTD              ORD           G02602103   843357    29488     SH                          1               29488
AMERICA MOVIL           SPON ADR
 S A DE C V             A SHS         02364W204   13258350  256200    SH                          1               256200
APPLE COMPUTER INC      COM           037833100   6186612   144547    SH                          1               144547
AQUANTIVE INC           COM           03839G105   15442464  1381258   SH                          1               1381258
ASK JEEVES INC          COM           045174109   11726271  419845    SH                          1               419845
AUTODESK INC            COM           052769106   1602536   54213     SH                          1               54213
AVID TECHNOLOGY INC     COM           05367P100   7550122   139019    SH                          1               139019
BROADCOM CORP           CL A          111320107   1859582   62235     SH                          1               62235
CONEXANT SYSTEMS INC    COM           207142100   1259108   845039    SH                          1               845039
FAIR ISAAC CORP         COM           303250104   1089424   31808     SH                          1               31808
GATEWAY INC             COM           367626108   519997    129675    SH                          1               129675
GOOGLE INC              CL A          38259P508   23142713  128250    SH                          1               128250
INTUIT                  COM           461202103   802943    18228     SH                          1               18228
JAMDAT MOBILE INC       COM           47023T100   1318750   77165     SH                          1               77165
LAMAR ADVERTISING CO    CL A          512815101   1220605   31122     SH                          1               31122
MCAFEE INC              COM           579064106   16893597  750493    SH                          1               750493
MERCURY
 INTERACTIVE CORP       COM           589405109   12017900  250948    SH                          1               250948
MOBILE                  SPONSORED
 TELESYSTEMS OJSC       ADR           607409109   1666561   48097     SH                          1               48097
NASDAQ 100 TR           UNIT
                        SER 1         631100904   5893402   160452    SH   CALL                   1               160452
NETEASE COM INC         SPONSORED
                        ADR           64110W102   19372695  404863    SH                          1               404,863
ORACLE CORP             COM           68389X105   19476450  1560613   SH                          1               1560613
OVERSTOCK COM INC DEL   COM           690370101   2197097   50753     SH                          1               50753
PALMONE INC             COM           69713P107   8429087   336088    SH                          1               336088
PIXAR                   COM           725811103   13645917  143611    SH                          1               143611
POWERWAVE
 TECHNOLOGIES INC       COM           739363109   2961387   380641    SH                          1               380641
QUEST SOFTWARE INC      COM           74834T103   54671     3936      SH                          1               3936
REGAL ENTMT GROUP       CL A          758766109   3926880   189065    SH                          1               189065
SINA CORP               ORD           G81477104   197967    6245      SH                          1               6245
SPDR TR                 UNIT
                        SER 1         78462F903   4868661   41197     SH   CALL                   1               41,197
SPRINT CORP             COM FON       852061100   25038723  1116803   SH                          1               1116803
SYBASE INC              COM           871130100   411755    22257     SH                          1               22257
UBIQUITEL INC           COM           903474302   8357088   1256705   SH                          1               1256705
UTSTARCOM INC           COM           918076100   3130851   264430    SH                          1               264430
VIACOM INC              CL A          925524100   541515    15534     SH                          1               15534
OPEN JT STK             SPONSORED
 CO-VIMPEL COMMUN       ADR           68370R109   1496982   43682     SH                          1               43682
WEBSENSE INC            COM           947684106   53848     997       SH                          1               997
YAHOO INC               COM           984332106   16084328  480416    SH                          1               480416



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